RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2012
RATE-REGULATED BUSINESSES
Schedule of regulatory assets and liabilities

at December 31 (millions of Canadian dollars)	2012	2011	Remaining Recovery/ Settlement Period (years)

Regulatory Assets
Deferred income taxes[1]	1,122	1,178	n/a
Operating and debt-service regulatory assets[2]	171	172	1
Adjustment account[3]	80	82	30
Other[4]	434	430	n/a

	1,807	1,862
Less: Current portion included in Other Current Assets	178	178

	1,629	1,684

Regulatory Liabilities
Foreign exchange on long-term debt[5]	150	184	1-17
Operating and debt-service regulatory liabilities[2]	84	135	1
Other[4]	134	117	n/a

	368	436
Less: Current portion included in Accounts Payable	100	139

	268	297

[1]
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

[2]
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2012 would have been $50 million lower (2011 – $102 million higher) had these amounts not been recorded as regulatory assets and liabilities.

[3]
A regulatory adjustment account of $85 million was established and agreed upon by Canadian Mainline stakeholders to reduce tolls in 2010. Amortization of the adjustment account commenced in 2011 at the composite depreciation rate.

[4]
Pre-tax operating results in 2012 would have been $97 million higher (2011 – $106 million lower) had these amounts not been recorded as regulatory assets and liabilities.

[5]
Foreign exchange on long-term debt of the Canadian Mainline, Alberta System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, U.S. GAAP would have required the inclusion of these unrealized gains or losses in Net Income.